LEASES - Supplemental Cash Flow information related to operating leases (Details) - 12 months ended Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 194,524
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	75,752	$ 11,063
Decrease of ROU for early terminations	¥ (14,019)	$ (2,047)